Acquisitions and Dispositions - Summary of Deferred and Contingent Consideration Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information Of Deferred Consideration Contingent And Consideration [Line Items]
Cultivate contingent consideration, short-term	$ 0	$ 33,969
Total Deferred and contingent consideration, short-term	47,821	71,816
Laurel Harvest
Disclosure of Detailed Information Of Deferred Consideration Contingent And Consideration [Line Items]
Laurel Harvest deferred consideration, short-term	$ 47,821	$ 37,847